Deferred income taxes	12 Months Ended
Dec. 31, 2025
Deferred income taxes
Deferred income taxes

20. Deferred income taxes

Significant components of the Group’s deferred tax balances are as follows:

	As of December 31,
	2023	2024	2025
	RMB	RMB	RMB
Total gross deferred tax assets	609,230	1,002,397	3,479,063
Total gross deferred tax liabilities	(495,264)	(531,529)	(881,298)

Offsetting amounts	(329,766)	(388,337)	(622,460)

Net deferred tax assets	279,464	614,060	2,856,603
Net deferred tax liabilities	(165,498)	(143,192)	(258,838)

The movement on the gross deferred tax assets is as follows:

	Asset
	impairment		Tax losses		Accrued
	and allowances	Lease	carry		expenses and
	for credit losses	Liabilities	forwards		others	Total
	RMB	RMB	RMB		RMB	RMB
As of January 1, 2023	114,222	281,803	105,582		184,190	685,797
Credited (charged) to consolidated income statements	82,741	(88,418)	(18,650)		(76,594)	(100,921)
Credited (charged) to other reserves	946	—	11,832		11,576	24,354
As of December 31, 2023	197,909	193,385	98,764		119,172	609,230
Credited (charged) to consolidated income statements	275,339	18,015	86,227		24,566	404,147
Credited (charged) to other reserves	(2,673)	—	(5,825)		(2,482)	(10,980)
As of December 31, 2024	470,575	211,400	179,166		141,256	1,002,397
Credited (charged) to consolidated income statements	256,543	20,197	1,546,360	*	613,775	2,436,875
Credited (charged) to other reserves	44,476	(42)	(2,078)		(2,565)	39,791
As of December 31, 2025	771,594	231,555	1,723,448		752,466	3,479,063
*	It was mainly due to the recognition of previously unrecognized tax losses to the extent that it is probable that future taxable profit will be available to utilize those tax losses.

The Group only recognizes deferred tax assets if it is probable that future taxable profit will be available to utilize. Management will continue to assess the recognition of deferred tax assets in future reporting periods. As of December 31, 2025, the amount of temporary differences for which the Group has not recognized deferred tax assets is RMB61,064 million (2024: RMB77,570 million, 2023: RMB84,117 million), of which the cumulative losses available for utilization amounted to RMB39,398 million (2024: RMB54,407 million, 2023: RMB61,929 million). The cumulative tax losses as of December 31, 2025 amounted to RMB41,653 million ( 2024: RMB51,011 million, 2023: RMB53,697 million) in Chinese Mainland will expire from one to ten years, and the cumulative tax losses amounted to RMB7,783 million (2024: RMB4,173 million, 2023: RMB8,742 million) outside the Chinese Mainland generally can be carried forward indefinitely.

20. Deferred income taxes (Continued)

The movement on the gross deferred tax liabilities is as follows:

	Right-of-	Contract assets
	use assets	and others	Total
	RMB	RMB	RMB
As of January 1, 2023	(288,386)	(467,888)	(756,274)
Credited (charged) to consolidated income statements	90,219	156,335	246,554
Credited (charged) to other reserves	—	14,456	14,456
As of December 31, 2023	(198,167)	(297,097)	(495,264)
Credited (charged) to consolidated income statements	(12,668)	(51,893)	(64,561)
Credited (charged) to other reserves	—	28,296	28,296
As of December 31, 2024	(210,835)	(320,694)	(531,529)
Credited (charged) to consolidated income statements	(25,903)	(173,059)	(198,962)
Credited (charged) to other reserves	—	(150,807)	(150,807)
As of December 31, 2025	(236,738)	(644,560)	(881,298)

The Group didn’t recognize deferred tax liabilities in relation to withholding tax on undistributed earnings of the subsidiaries located in the Chinese Mainland as of the end of each reporting period as the Group is able to control the timing of distributions and does not have any plan in the foreseeable future to distribute the profits.